Document and Entity Information - USD ($)	12 Months Ended
	Sep. 30, 2016	Nov. 14, 2016	Mar. 25, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Atkore International Group Inc.
Entity Central Index Key	0001666138
Document Type	S-1
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		62,458,367
Entity Public Float			$ 0